Inventory	12 Months Ended
Dec. 31, 2021
Inventory [Abstract]
Inventory

Note 6 – Inventory

	December 31,
	2020	2021
	Thousands USD	Thousands USD
Raw materials and work in progress (*)	2,692	7,028
Finished goods	622	4,171
	3,314	11,199

(*)	A part of the raw materials and work in progress is expected to be sold in a period longer than the operating cycle of the Company.